23. Other payables	12 Months Ended
Dec. 31, 2019
Other Payables
Other payables
	Note	12.31.19	12.31.18
Non-current
ENRE penalties and discounts	2.c	3,932,272	7,838,276
Loans (mutuum) with CAMMESA	2.c	-	3,509,303
Liability with FOTAE	2.c	-	318,874
Payment agreements with ENRE		-	57,195
Financial Lease Liability (1)		87,360	-
Total Non-current		4,019,632	11,723,648

Current
ENRE penalties and discounts		3,386,681	2,822,587
Related parties	36.d	12,566	11,642
Advances for works to be performed		6,135	20,875
Payment agreements with ENRE		48,236	100,415
Financial Lease Liability (1)		134,177	-
Other		8,821	-
Total Current		3,596,616	2,955,519

The carrying amount of the Company’s other financial payables approximates their fair value.

(1)   The development of the financial lease liability is as follows:

12.31.19
Balance at beginning of year	-
Incorporation by adoption of IFRS 16	421,991
Increase	3,062
Payments	(212,403)
Exchange difference and gain on net monetary position	8,887
Balance at end of the year	221,537

As of December 31, 2019, the detail of the future minimum lease payments is as follows:

12.31.19
2020	198,910
2021	137,816
2022	3,427
Total future minimum lease payments	340,153

The Company has signed contracts with certain cable television companies, granting them the right to use the network posts. As of December 31, 2019 and 2018, future minimum collections with respect to operating assignments of use are as follow:

	12.31.19	12.31.18
2019	-	266,974
2020	325,280	-
Total future minimum lease collections	325,280	266,974